INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31
	2016	2015
	U.S. dollars in thousands
Raw materials and supplies	$11,929	$12,927
In-process inventories	11,428	6,379
Finished goods	2,974	2,509
	$26,331	$21,815